Exhibit 99.1

World Omni Auto Receivables Trust 2026-C
Monthly Servicer Certificate
August 31, 2026

Dates Covered
Collections Period	07/10/26 - 08/31/26
Interest Accrual Period	08/26/26 - 09/14/26
30/360 Days	19
Actual/360 Days	20
Distribution Date	09/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,011,087,980.56	34,343
Original Yield Supplement Overcollateralization Amount	73,352,433.07	0
Aggregate Starting Principal Balance	1,084,440,413.63	34,343
Principal Payments	60,372,547.37	1,044
Defaulted Receivables	65,825.38	2
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/26	68,104,261.55	0
Pool Balance at 08/31/26	955,897,779.33	33,297

Pool Statistics	$ Amount	# of Accounts
Pool Factor	94.43%
Prepayment ABS Speed	1.32%
Aggregate Starting Principal Balance	1,084,440,413.63	34,343

Delinquent Receivables:
Past Due 31-60 days	8,157,626.92	314
Past Due 61-90 days	1,919,815.59	56
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	10,077,442.51	370

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.98%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.19%
Delinquency Trigger Occurred	NO

Recoveries	26,739.17
Aggregate Net Losses/(Gains) - August 2026	39,086.21
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.04%
Prior Net Losses/(Gains) Ratio	N/A
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	8,603,080.01
Actual Overcollateralization	8,603,080.01
Weighted Average Contract Rate	5.74%
Weighted Average Contract Rate, Yield Adjusted	8.79%
Weighted Average Remaining Term	60.10

Flow of Funds	$ Amount
Collections	68,895,909.86
Investment Earnings on Cash Accounts	1,452.65
Servicing Fee	(1,536,290.59)
Transfer to Collection Account	-
Available Funds	67,361,071.92

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,227,168.58
(3) Noteholders' First Priority Principal Distributable Amount	9,682,220.67
(4) Class B Interest	76,836.00
(5) Noteholders' Second Priority Principal Distributable Amount	30,330,000.00
(6) Class C Interest	39,631.63
(7) Noteholders' Third Priority Principal Distributable Amount	15,170,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,603,080.01
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,232,135.03

Total Distributions of Available Funds	67,361,071.92

Servicing Fee	1,536,290.59
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	965,580,000.00
Original Class B	30,330,000.00
Original Class C	15,170,000.00

Total Class A, B, & C
Original Note Balance	1,011,080,000.00
Principal Paid	63,785,300.68
Note Balance @ 09/15/26	947,294,699.32

Class A-1
Original Note Balance	206,000,000.00
Principal Paid	63,785,300.68
Note Balance @ 09/15/26	142,214,699.32
Note Factor @ 09/15/26	69.0362618%

Class A-2a
Original Note Balance	286,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	286,000,000.00
Note Factor @ 09/15/26	100.0000000%

Class A-2b
Original Note Balance	75,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	75,000,000.00
Note Factor @ 09/15/26	100.0000000%

Class A-3
Original Note Balance	329,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	329,000,000.00
Note Factor @ 09/15/26	100.0000000%

Class A-4
Original Note Balance	69,580,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	69,580,000.00
Note Factor @ 09/15/26	100.0000000%

Class B
Original Note Balance	30,330,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	30,330,000.00
Note Factor @ 09/15/26	100.0000000%

Class C
Original Note Balance	15,170,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	15,170,000.00
Note Factor @ 09/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,343,636.21
Total Principal Paid	63,785,300.68
Total Paid	66,128,936.89

Class A-1
Coupon	3.90800%
Interest Paid	447,248.89
Principal Paid	63,785,300.68
Total Paid to A-1 Holders	64,232,549.57

Class A-2a
Coupon	4.27000%
Interest Paid	644,532.78
Principal Paid	0.00
Total Paid to A-2a Holders	644,532.78

Class A-2b
SOFR Rate	3.64485%
Coupon	3.95485%
Interest Paid	164,785.42
Principal Paid	0.00
Total Paid to A-2b Holders	164,785.42

Class A-3
Coupon	4.60000%
Interest Paid	798,738.89
Principal Paid	0.00
Total Paid to A-3 Holders	798,738.89

Class A-4
Coupon	4.68000%
Interest Paid	171,862.60
Principal Paid	0.00
Total Paid to A-4 Holders	171,862.60

Class B
Coupon	4.80000%
Interest Paid	76,836.00
Principal Paid	0.00
Total Paid to B Holders	76,836.00

Class C
Coupon	4.95000%
Interest Paid	39,631.63
Principal Paid	0.00
Total Paid to C Holders	39,631.63

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.3179533
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	63.0863044
Total Distribution Amount	65.4042577

A-1 Interest Distribution Amount	2.1711111
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	309.6373819
Total A-1 Distribution Amount	311.8084930

A-2a Interest Distribution Amount	2.2536111
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	2.2536111

A-2b Interest Distribution Amount	2.1971389
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	2.1971389

A-3 Interest Distribution Amount	2.4277778
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.4277778

A-4 Interest Distribution Amount	2.4700000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.4700000

B Interest Distribution Amount	2.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.5333333

C Interest Distribution Amount	2.6125003
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.6125003

Noteholders' First Priority Principal Distributable Amount	151.79
Noteholders' Second Priority Principal Distributable Amount	475.50
Noteholders' Third Priority Principal Distributable Amount	237.83
Noteholders' Principal Distributable Amount	134.88

Account Balances	$ Amount
Reserve Account
Balance as of 08/26/26	2,527,719.95
Investment Earnings	1,452.65
Investment Earnings Paid	(1,452.65)
Deposit/(Withdrawal)	-
Balance as of 09/15/26	2,527,719.95
Change	-

Required Reserve Amount	2,527,719.95

Credit Risk Retention Information

The fair value of the Notes and the certificates on the Closing Date is summarized below. The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$965.58	90.2%
Class B Notes	$30.33	2.8%
Class C Notes	$15.17	1.4%
Fair Value of the Notes	$1,011.08	94.4%
Certificates	$59.91	5.6%
Total	$1,070.99	100.0%
Reserve Account	$2.53	0.2%
Fair Value of the Certificates and Reserve Account	$62.44	5.8%

The fair value of the Certificates and Reserve Account is expected to represent at least 5% of the sum of the fair value of the Notes and the Certificates.